Exhibit 99.1

The Directors RESIMAC Limited Level 9, 45 Clarence Street SYDNEY NSW 2000

Deloitte Touche Tohmatsu

ABN 74 490 121 060

Grosvenor Place

225 George Street

Sydney  NSW  2000

PO Box N250 Grosvenor Place

Sydney NSW 1220 Australia

DX: 10307SSE

Tel: +61 (0) 2 9322 7000

Fax: +61 (0) 9322 5136

www.deloitte.com.au

3 August 2018

Dear Directors,

Report of Factual Findings

We have performed the procedures agreed with RESIMAC Limited (the “Issuer” and “you”), to report factual findings for the purpose of assisting you and Commonwealth Bank Australia Limited, National Australia Bank Limited, Citigroup Global Markets Australia Pty Limited and nabSecurities LLC (together, the “Underwriters”) in assessing, in combination with other information obtained by you and the Underwriters the proposed securitisation transaction of a pool of residential mortgage loans and your evaluation of the Loan File Data Information (the “Purpose”) in respect of the RESIMAC Bastille Trust in respect of – RESIMAC Series 2018-1NC (the “Transaction”). The procedures performed are detailed in the terms of the engagement dated on or about 2 August 2018 (“the Engagement Letter”) and set forth in the attached schedules with respect to the Transaction. Terms in this report have the same definition as in the Engagement Letter.

Issuer Responsibility for the Procedures Agreed

The Issuer is responsible for the adequacy or otherwise of the procedures agreed to be performed by us. You are responsible for determining whether the factual findings provided by us, in combination with any other information obtained, provide a reasonable basis for any conclusions which you wish to draw on the subject matter.

Our Responsibility

Our responsibility is to report factual findings obtained from conducting the procedures agreed. We conducted the engagement in accordance with Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements to Report Factual Findings (“ASRS 4400”). An agreed-upon procedures engagement is not an assurance engagement.

We have complied with ethical requirements equivalent to those applicable to Other Assurance Engagements, including independence.

The agreed-upon procedures do not constitute either a reasonable assurance (audit) or limited assurance (review) engagement in accordance with the Auditing and Assurance Standards Board (AUASB) standards, and as such, we do not express any conclusion and provide no assurance on the Transaction. Had we performed additional procedures or had we performed a reasonable or limited assurance engagement in accordance with AUASB standards, other matters might have come to our attention that would have been reported to you and the Underwriters.

Deloitte refers to one or more of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee, and its network of member firms, each of which is a legally separate and independent entity. Please see www.deloitte.com/au/about for a detailed description of the legal structure of Deloitte Touche Tohmatsu Limited and its member firms.

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Touche Tohmatsu Limited

© 2018 Deloitte Touche Tohmatsu

Factual Findings

The procedures were performed solely for the Purpose as specified above. The procedures performed and the factual findings obtained are set out in Appendix A of this report.

Restriction on Distribution and Use of the Report

Except as outlined in the Engagement Letter, this report is intended solely for the use of the Issuer and the Underwriters for the purpose set out above. As the intended user of our report, it is for you to assess both the procedures and our factual findings to determine whether they provide, in combination with any other information obtained, a reasonable basis for any conclusions which you wish to draw on the subject matter. As required by ASRS 4400, distribution of this report is restricted to those parties that have agreed the procedures to be performed with us and have been identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). This report is disclosed to the Underwriters upon execution of the Underwriter Agreement with us as separately agreed between us and the Underwriters.

Access to our report will be restricted to the Issuer and the Underwriters, and all other parties will be excluded from using the Report, unless you are required to furnish or post our Report in connection with Rules 15Ga-2 and 17g-10 of the Securities Exchange Act of 1934, as amended (“the Exchange Act”). Accordingly, we expressly disclaim and do not accept any responsibility or liability to any other parties for any consequences of use of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We understand that you may be asked by the Reserve Bank of Australia (“RBA”) to provide details of any external due diligence performed on the pool to indicate that such details have been verified and are correct. The wording that we consent to you using in your response to such a request, and to which you hereby agree to use, is as follows: “Resimac Limited engaged an independent third party to perform certain agreed-upon procedures under the Australian Auditing Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagement to Report Factual Findings (“AUPs”). The procedures included comparing certain information on the loan documentation to the information in the loan data file and the information in the loan system. Resimac Limited received and reviewed the report of factual findings in relation to the AUPs as part of our overall evaluation of the accuracy of stated details regarding the loans in the pool.”

Please contact us if you wish to propose any changes to this wording.

Except to the extent provided in any reliance letter, we note that clause 9 of our Standard Terms governs the use and non-disclosure of our work.

Yours Faithfully

DELOITTE TOUCHE TOHMATSU

Delary Nell

Partner

Chartered Accountants

Sydney, 3 August 2018

Appendix A – Factual Findings

The procedures we performed were divided into four parts, A to D

For Procedures A to D, we have performed certain procedures in respect of a sample of the loans selected from an electronic data file provided by you (the Initial “Pool”) being the pool cut dated 23 July 2018, provided by the Issuer on 24 July 2018

The procedures have been performed using originals, scanned versions, photocopies or facsimiles of the relevant documents. We have not attempted to verify the authenticity of these documents.

At your request, the sample size has been determined using the binomial probability distribution based on the following parameters that you have provided to us: To provide 95% confidence for each attribute tested that the upper error limit in the population does not exceed 5% with 3 planned errors the selected sample will be 153 loans.

Part A – Loan testing

For each loan file in the sample listed in Appendix B we agreed the following electronic data fields in the Pool to the documentation described below in the loan files:

Procedure Performed	Factual Finding
A1. occupancy type, as per the “LOAN PURPOSE” field, to the loan application. If not specified on the loan application, occupancy type has been deemed “OWNER OCCUPIED” if the residential and security address are the same on the loan application	No exceptions noted
A2. settlement date, as per the “SETLEMENT DATE” field, to the date of the compliance certificate;	No exceptions noted
A3. original loan amount, as per the “LOAN AMOUNT” field, to the loan agreement and any loan variation agreements. A differences threshold of <$1000 determined by the Issuer is allowable as a non-exception between the Pool and loan variation agreements as the amount noted therein is an estimate at the date of issuance.	No exceptions noted
A4. interest only period, as per the “END DATE FOR INTEREST ONLY” field to the loan agreement or letter of variation;	No exceptions noted
A5. maturity date, as per the “MATURITY DATE” field, as being the settlement date plus the term in the loan agreement;	No exceptions noted
A6. postcode of each of the security properties, as per the “1ST SECURITY POSTCODE”, “2ND SECURITY POSTCODE”, “3RD SECURITY POSTCODE”, “4TH SECURITY POSTCODE”, “5TH SECURITY POSTCODE”, “6TH SECURITY POSTCODE”, to the relevant valuation reports.	No exceptions noted
A7. valuation of each of the security properties, as per the “1ST SECURITY VALUATION”, “2ND SECURITY VALUATION”, “3RD SECURITY VALUATION”, “4TH SECURITY VALUATION”, “5TH SECURITY VALUATION”, “6TH SECURITY VALUATION” to the relevant valuation reports;	No exceptions noted
A8. security type of each security property as per the “1ST SECURITY TYPE”, “2ND SECURITY TYPE”, “3RD SECURITY TYPE”, “4TH SECURITY TYPE”, “5TH SECURITY TYPE”, “6TH SECURITY TYPE” to the relevant valuation reports based on the following classifications:	No exceptions noted.
➢ Freestanding, Residential and Semi-Detached property types are classified as a ‘House’ security type;
➢ Units and Villas are classified as a ‘Unit’ security type;
➢ Townhouses are classified as either a ‘Unit’ or ‘House’ security type;
➢ Detached Units are classified as a ‘House’;

A9. Regulated by UCCC/ NCC as per the “REGULATED (Y/N)” to the loan agreement;	No exceptions noted
A10. Borrower employment status as per the “EMPLOYMENT SERVICEABILITY TYPE” to the Loan Application.	No exceptions noted
A11. Loan documentation type as per the “LODOC” field, to the loan agreement confirmed whether the loan is a full documentation loan or low documentation/alternative documentation loan.	No exceptions noted

Part B – Eligibility Criteria testing

For each loan in the sample we performed the following procedures:

Procedure Performed	Factual Finding
B1. by reference to the Pool, the Current LVR is not more than 95%	No exceptions noted.
B2. that a Solicitors Compliance Certificate or Title Insurance Settlement Confirmation in respect of the selected loan is included in the security source documents, or located on the Image Management system at RESIMAC	No exceptions noted.
B3. check that for each loan, the days in arrears as per the “NO OF DAYS IN ARREARS” per the Pool agrees to the arrears reconciliation section on the MTS portal as at the date of the Pool Cut.	No exceptions noted.
B4. check that the Current Balance as per “LOAN BALANCE” per the Initial Pool agrees to the loan balance portal in MTS.	No exceptions noted.
B5. if the loan is a low documentation loan as per “LODOC” field being “Y” per the Initial Pool, check that a completed Declaration of Financial Status is included in the source documents, or located on the Image Management system at RESIMAC.	No exceptions noted.

Part C - Valuation Procedures (applicable for loans settled after 1 June 2013)

Procedure Performed	Factual Finding
For each of the relevant loans selected, obtained the loan documentation and checked the following:
C1. Check that for each Loan a valuation report was on file from an approved Panel Valuer. RESIMAC has provided a list of approved Valuers to Deloitte.	No exceptions noted.
C2. Check that the valuation is not more than 3 months old (90 days) at the date of settlement of the loan.	No exceptions noted.
C3. Check that the valuation is provided in a standard API format which includes the following: ➢ Market value ‘as is’ ➢ Rental Value; ➢ Replacement Insurance Value; ➢ Evidence of 3 recent sales.	No exceptions noted.

Part D - Income Verification Procedures

(Procedures will not be performed on loans with a settlement date prior to 31 July 2011)

Procedure Performed	Factual Finding
In relation to a sample asset designated as full documentation as per the field “LODOC” being “N”:
D1. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date on or after 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:
➢ Two of the three most recent payslips, or ➢ Three months statements from a financial institution showing regular salary credits	No exceptions noted.
• If none of the above documents are available, the following must be obtained for each applicant
➢ One payslip, and ➢ The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice	No exceptions noted.
D2. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date prior to 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:

➢   Two of the three most recent payslips, or

➢  a letter from the employer on official letter head (PO Box and mobile contact numbers are unacceptable), signed and dated confirming employment status, position, base salary or total salary package and breakdown, commencement date or length of employment, and

➢  The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice

No exceptions noted.
D3. For any sample asset designated as Self Employed/Employed / or designated as CO (Company or Trust Borrower) (blank ones) as per the field Employment Serviceability Type in the Pool, check that the following income evidence can be sighted on the MTS Portal:
➢ Most recent Tax Assessment Notice; and ➢ Financial statements for 2 years.	No exceptions noted.
Based on the above criteria, for any sample asset designated as “Y” per the field “LODOC” in the Pool, check that the following income declaration and evidence can be sighted on the MTS Portal:
➢ Declaration of Financial Status, and ➢ 3 months business bank statements (main transactional account), or ➢ 6 months BAS Statements, or	No exceptions noted.

➢ An Accountant’s letter/verification.
D4. Where an applicant has rental-based income noted on MTS Portal, check that one of the following income evidence can be sighted on the MTS Portal :

➢   Rental opinion from a real estate agent in the form of a letter for new purchases, or

➢   Rental statement from the managing agent, or

➢  Copy of current lease or tenancy agreement for properties already tenanted with bank statements confirming rental deposits for private agreements, or

➢  A taxation return showing declared income, or

➢   Rental opinion from a RESIMAC approved Panel Valuer in the form of a valuation addressed to RESIMAC Limited, or

➢  If the property is vacant, RESIMAC will rely on the lower of an agent’s market appraisal or rental amount as per the valuation report.

No exceptions noted.
D5. Where an applicant detains a Court Order mandating that the applicant receive maintenance payments as noted in MTS Portal, check that the following income evidence can be sighted on the MTS Portal:

➢  Proof of receipt of maintenance for a continuous period of at least 3 months by way of bank statements or a child support agency statement, or

➢  Child Support Agency letter to confirm the maintenance agreement.

No exceptions noted.
D6. Where an applicant has a Centrelink Pension as noted on MTS Portal, check that the evidence of a letter from Centrelink verifying pension details can be sighted on the MTS Portal.	No exceptions noted.
In relation to a sample asset designated as low documentation as per the field “LODOC” being “Y”:

D7. For any sample asset designated as “Y” per the field “LODOC” in the Pool, check that the following income declaration and evidence can be sighted on the MTS Portal:

➢   Declaration of Financial Status, and

➢  3 months business bank statements (main transactional account), or

➢   6 months BAS Statements, or

➢   An Accountant’s letter/verification.

No exceptions noted.

Appendix B – List of Sample Assets Loan Numbers Selected from the Pool

Sample #	Unique ID	Sample #	Unique ID	Sample #	Unique ID	Sample #	Unique ID
1	3117-2866	39	2904-64622	77	3835-16	115	3117-3713
2	1065-6203	40	3117-5145	78	1399-373	116	3117-4080
3	3080-116	41	9588-19	79	3117-204	117	5557-16
4	1919-5	42	3117-44	80	5980-434	118	1553-73
5	1515-21521	43	3117-5080	81	2323-429	119	3117-5861
6	4611-8	44	3117-4538	82	3760-323	120	3117-3746
7	3878-4	45	1399-332	83	3117-3800	121	572-13
8	1121-25	46	3117-221	84	6968-3	122	1387-19
9	1570-7	47	1399-380	85	5657-46	123	3117-330
10	4227-65	48	1603-60	86	8375-72	124	496-303
11	3117-3327	49	3117-3713	87	2032-154	125	3014-70128
12	216-85	50	4577-18	88	3117-4292	126	1399-455
13	496-7	51	3117-5157	89	1939-161	127	5980-14202
14	2904-64622	52	5207-16	90	8423-7746	128	1399-383
15	3117-5145	53	6808-73	91	3276-6	129	1515-20972
16	499-153	54	7350-10106	92	3117-3813	130	3250-24126
17	5083-166	55	496-325	93	3117-3892	131	3117-4852
18	3117-4216	56	5980-319	94	6980-67	132	1553-136
19	3132-260	57	5980-353	95	3621-13	133	3117-3930
20	1725-1	58	3117-132	96	3304-12755	134	1387-22
21	5041-10038	59	3250-24162	97	3074-10211	135	5657-48
22	496-77	60	6111-1124	98	9184-12	136	496-335
23	3117-4614	61	5041-10026	99	1399-481	137	3117-5062
24	8106-16	62	7859-2	100	3117-3540	138	2529-2
25	3760-435	63	6822-1	101	496-7	139	3117-4566
26	3117-2866	64	9383-6	102	3117-2998	140	3117-5993
27	1065-6203	65	2356-10	103	8335-10	141	3117-3041
28	3080-116	66	3250-23847	104	1515-23982	142	1939-155
29	1919-5	67	7125-37	105	496-5	143	5052-72
30	1515-21521	68	3117-4380	106	3760-420	144	3117-2883
31	4611-8	69	3117-5208	107	3117-4123	145	3132-160
32	3117-3646	70	3760-440	108	7634-7	146	8284-35
33	1121-25	71	5980-15426	109	552-72	147	2094-10162
34	1570-7	72	3117-3372	110	6232-22	148	1553-101
35	4227-65	73	3117-3297	111	3250-24032	149	3117-3973
36	3117-3327	74	3760-362	112	8338-8	150	3117-4110
37	216-85	75	3117-330	113	3117-3994	151	3117-3223
38	496-7	76	8265-18	114	3117-4199	152	2903-64602
						153	3117-3265